Vessels, net - Rollforward (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net Book Value
Vessels, net	$ 1,810,517	$ 1,692,494
Total [Member]
Cost
Beginning balance	2,388,512
Additions to vessels and equipment	191,727
Additions	5,992
Write-offs of fully amortized assets	(689)
Disposals	(53,790)
Ending balance	2,531,752
Accumulated Depreciation
Beginning balance	696,018
Charge for the period	63,931
Write-offs of fully amortized assets	(689)
Disposals	(38,025)
Ending balance	721,235
Net Book Value
Vessels, net	1,810,517	1,692,494
Vessel [Member]
Cost
Beginning balance	2,326,477
Additions to vessels and equipment	191,727
Additions	175
Write-offs of fully amortized assets	0
Disposals	(51,041)
Ending balance	2,467,338
Accumulated Depreciation
Beginning balance	670,495
Charge for the period	54,912
Write-offs of fully amortized assets	0
Disposals	(37,585)
Ending balance	687,822
Net Book Value
Vessels, net	1,779,516	1,655,982
Drydocking [Member]
Cost
Beginning balance	62,035
Additions to vessels and equipment	0
Additions	5,817
Write-offs of fully amortized assets	(689)
Disposals	(2,749)
Ending balance	64,414
Accumulated Depreciation
Beginning balance	25,523
Charge for the period	9,019
Write-offs of fully amortized assets	(689)
Disposals	(440)
Ending balance	33,413
Net Book Value
Vessels, net	$ 31,001	$ 36,512